Insurance Liabilities - Reconciliation of Unpaid Claims to Liability for Unpaid Claims Table (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net outstanding liabilities for unpaid claims	$ 1,393.2
Reconciling items
Reinsurance recoverable on unpaid claims	45.7
Impact of discounting	(209.4)
Liability for unpaid claims - short duration contracts	1,229.5
Insurance contracts other than short duration	1,603.6
Liability for unpaid claims	2,833.1	$ 2,659.4	$ 2,534.9	$ 2,365.5
Long-Term Disability/Group Life Waiver
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net outstanding liabilities for unpaid claims	1,240.3
Reconciling items
Reinsurance recoverable on unpaid claims	45.3
Impact of discounting	(209.4)	(208.0)
Liability for unpaid claims - short duration contracts	1,076.2	1,057.5
Dental/Vision/Short-Term Disability/Critical Illness/Accident/PFML
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net outstanding liabilities for unpaid claims	79.7
Reconciling items
Liability for unpaid claims - short duration contracts	79.7	73.1
Group Life
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Net outstanding liabilities for unpaid claims	73.2
Reconciling items
Reinsurance recoverable on unpaid claims	0.4
Liability for unpaid claims - short duration contracts	$ 73.6	$ 80.2